                                                                JOHN M. RICHARDS
                                                       ASSISTANT GENERAL COUNSEL

General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis, MO 63128

                                          March 7, 2017


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  General American Separate Account Twenty-Eight
          File No. 811-07248

Commissioners:

The Annual Reports dated December 31, 2016, of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of General American Separate Account Twenty-Eight of General American Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

                                             Sincerely,

                                             /s/ John M. Richards
                                             John M. Richards
                                             Assistant General Counsel
                                             Metropolitan Life Insurance Company